Lease Liabilities - Schedule of Carring Amount and Movements of Lease Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	$ 8,165,490	$ 6,244,222
New leases	4,303,756	2,318,935
Interest expense	1,420,187	1,072,774	$ 762,872
Reclassifications		87,466
Write-offs		(13,430)
Principal and interest payments	(2,158,989)	(1,544,477)
Ending balance	11,730,444	8,165,490	6,244,222
Building
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	7,939,942	6,031,621
New leases	3,750,785	2,194,687
Interest expense	1,312,761	1,025,855
Reclassifications		87,466
Write-offs		(10,275)
Principal and interest payments	(1,832,813)	(1,389,412)
Ending balance	11,170,675	7,939,942	6,031,621
Transportation Equipment
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	143,489	89,459
New leases	124,981	93,833
Interest expense	58,131	23,504
Write-offs		(3,155)
Principal and interest payments	(115,455)	(60,152)
Ending balance	211,146	143,489	89,459
Store Equipment
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	82,059	123,142
New leases	427,990	30,415
Interest expense	49,295	23,415
Principal and interest payments	(210,721)	(94,913)
Ending balance	$ 348,623	$ 82,059	$ 123,142